Income tax - Summary of Movement in Deferred Tax Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	$ 1,990	$ 2,114
Recognized in profit or loss	117	(58)
Recognized in OCI	(59)
Currency translation differences	(108)	(66)
Deferred tax liability (asset) at end of period	1,940	1,990
Deferred tax assets	2,410	2,636
Deferred tax liabilities	(470)	(646)
Depreciation & amortization
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	(29)	288
Recognized in profit or loss	(50)	(309)
Recognized in OCI	0
Currency translation differences	(1)	(8)
Deferred tax liability (asset) at end of period	(80)	(29)
Deferred tax assets		0
Deferred tax liabilities	(80)	(29)
Bad debt reserves
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	341	433
Recognized in profit or loss	(324)	(65)
Recognized in OCI	0
Currency translation differences	(17)	(27)
Deferred tax liability (asset) at end of period	0	341
Deferred tax assets		341
Deferred tax liabilities	0	0
Accrued pension
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	44	35
Recognized in profit or loss	26	12
Recognized in OCI	(59)
Currency translation differences	(2)	(3)
Deferred tax liability (asset) at end of period	9	44
Deferred tax assets	9	44
Deferred tax liabilities	0	0
ROU asset
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	(352)	(311)
Recognized in profit or loss	60	(34)
Recognized in OCI	0
Currency translation differences	(10)	(7)
Deferred tax liability (asset) at end of period	(302)	(352)
Deferred tax assets		0
Deferred tax liabilities	(302)	(352)
Lease liability
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	630	301
Recognized in profit or loss	(119)	331
Recognized in OCI	0
Currency translation differences		(2)
Deferred tax liability (asset) at end of period	511	630
Deferred tax assets	511	630
Deferred tax liabilities	0	0
Other
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	96	(10)
Recognized in profit or loss	725	38
Recognized in OCI	0
Currency translation differences	31	68
Deferred tax liability (asset) at end of period	852	96
Deferred tax assets	940	361
Deferred tax liabilities	(88)	(265)
Net operating loss carryforward
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	1,260	1,378
Recognized in profit or loss	(201)	(31)
Recognized in OCI	0
Currency translation differences	(109)	(87)
Deferred tax liability (asset) at end of period	950	1,260
Deferred tax assets	950	1,260
Deferred tax liabilities	$ 0	$ 0